Derivative Financial Instruments Derivative Financial Instruments - Offsetting Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013		Dec. 31, 2012
Offsetting Assets And Liabilities [Line Items]
Counterparty netting, Liabilities	$ (657.9)	[1]	$ (1,126.9)	[1]
Cash collateral netting, Liabilities	(35.7)	[2]	(85.7)	[2]
Securities collateral netting, Liabilities	(422.3)	[2]	(395.6)	[2]
Net receivables/payables, Liabilities	101.5		120.0
Counterparty netting, Assets	(657.9)	[1]	(1,126.9)	[1]
Cash collateral netting, Assets	(154.3)	[2]	(943.4)	[2]
Securities collateral netting, Assets	(34.9)	[2]	(68.6)	[2]
Net receivables/payables, Assets	161.7		211.3
Derivatives, Asset Fair Value	1,008.8		2,350.2
Derivatives, Liability Fair Value	1,217.4		1,728.2
Credit contracts
Offsetting Assets And Liabilities [Line Items]
Derivative, Notional Amount	3,166.0		3,106.0
Derivatives, Asset Fair Value	25.8		63.3
Derivatives, Liability Fair Value	6.6		52.7
Equity contracts
Offsetting Assets And Liabilities [Line Items]
Derivative, Notional Amount	4,121.7		3,967.0
Derivatives, Asset Fair Value	117.4		79.1
Derivatives, Liability Fair Value	40.8		19.1
Foreign exchange contracts
Offsetting Assets And Liabilities [Line Items]
Derivative, Notional Amount	1,711.0		1,985.8
Derivatives, Asset Fair Value	12.4		11.3
Derivatives, Liability Fair Value	82.1		95.0
Interest rate contracts
Offsetting Assets And Liabilities [Line Items]
Derivative, Notional Amount	59,002.4		71,010.3
Derivatives, Asset Fair Value	853.2		2,196.5
Derivatives, Liability Fair Value	$ 1,087.9		$ 1,561.4

[1]	Represents the netting of receivable balances with payable balances for the same counterparty under enforceable netting agreements.
[2]	Represents the netting of collateral received and posted on a counterparty basis under credit support agreements.